N-2	Mar. 13, 2023
Cover [Abstract]
Entity Central Index Key	0001710482
Amendment Flag	false
Securities Act File Number	001-41315
Document Type	8-K
Entity Registrant Name	John Marshall Bancorp, Inc.
Entity Address, Address Line One	1943 Isaac Newton Square
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	584-0840
Entity Emerging Growth Company	true
Entity Ex Transition Period	true